Supplemental disclosure of cash flow information	12 Months Ended
Dec. 31, 2018
Statement of cash flows [abstract]
Supplemental disclosure of cash flow information
 21 Supplemental disclosure of cash flow information

	Years ended December 31,
	2018	2017	2016
	$	$	$
Changes in operating assets and liabilities:
Trade and other receivables	(95)	158	228
Inventory	314	—	—
Prepaid expenses and other current assets	448	(343)	(45)
Other non-current assets	150	39	(233)
Payables and accrued liabilities	(586)	(1,080)	(199)
Taxes payable	1,669	—	—
Deferred revenues	400	—	555
Provision for restructuring and other costs (note 16)	(1,957)	(435)	(911)
Employee future benefits (note 18)	(494)	(551)	(459)
	(151)	(2,212)	(1,064)